Concentrations of credit risk (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Accounts Receivable [Member]
Concentrations of credit risk (Details) [Line Items]
Number of customers	3		3
Concentration risk percentage	10.00%		10.00%
Unbilled Receivables [Member]
Concentrations of credit risk (Details) [Line Items]
Number of customers	2		2
Concentration risk percentage	10.00%		10.00%
Sales [Member]
Concentrations of credit risk (Details) [Line Items]
Number of customers	3	3
Concentration risk percentage	10.00%	10.00%
Revenue Benchmark [Member]
Concentrations of credit risk (Details) [Line Items]
Concentration risk percentage	46.00%	52.00%
Revenue Benchmark [Member] | Customer 1 [Member]
Concentrations of credit risk (Details) [Line Items]
Concentration risk percentage	17.00%	23.00%
Revenue Benchmark [Member] | Customer 2 [Member]
Concentrations of credit risk (Details) [Line Items]
Concentration risk percentage	17.00%	15.00%
Revenue Benchmark [Member] | Customer 3 [Member]
Concentrations of credit risk (Details) [Line Items]
Concentration risk percentage	13.00%	15.00%